Convertible Note Payable	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Debt Disclosure [Abstract]
Convertible Note Payable

Note 9 - Convertible Note Payable

A Note Payable having a Face Value of $730,000 at May 1, 2022 and accruing interest at 20% is due on April 30, 2023. The note is convertible anytime from the date of issuance into $0.0001 par value Common Stock at $4.00 per share.

Note 9 – Loan Payable

The following table summarizes loan principal due by the Company as of February 28, 2022:

Lender	Term	February 28, 2022	February 28, 2021
Liew Yow Ming	From April 8, 2020 to April 7, 2022	$—	$758,063
Liew Yow Ming	From April 16, 2020 to April 15, 2022	—	351,244
Liew Yow Ming	From July 29, 2020 to July 28, 2021	—	544,900
Liew Yow Ming	From August 1, 2021 to January 31, 2022	—	—
		$—	$1,654,207

	Current portion	$—	$544,900
	Non-current portion	$—	$1,109,307

Liew Yow Ming is a non-controlling stockholder of the Company. Loans from Mr. Liew Yow Ming were fixed at rate of 20% per annum. Interest expenses incurred on loans payable for the year ended February 28, 2022 and February 28, 2021 were $170,141 and $242,756, respectively.

On July 28, 2021, the Company has received a conversion notice from Liew Yow Ming for the conversion of the note to convert all US$545,000 for shares of common stock of the Company, which was converted on August 16, 2021 into 218,000 shares of our common stock at a price of $2.50 per share.

On July 29, 2021, the Company has received a conversion notice from Liew Yow Ming for the conversion of the note to convert all US$350,000 for shares of common stock of the Company, which was converted on August 16, 2021 into 700,000 shares of our common stock at a price of $0.50 per share.

On August 27, 2021, the Company has received a conversion notice from Liew Yow Ming for the conversion of the note to convert all US$750,000 for shares of common stock of the Company, which was converted on August 27, 2021 into 1,500,000 shares of our common stock at a price of $0.50 per share.

On August 27, 2021, the Company has received a conversion notice from Liew Yow Ming for the conversion of the note to convert all US$296,000 for shares of common stock of the Company, which was converted on August 17, 2021 into 59,200 shares of our common stock at a price of $5.00 per share.